Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Cash flows used in operating activities
Net loss	$ (637,809)	$ (1,769,501)	$ (1,622,000)
Adjustments to reconcile net loss to net cash used in operating activities
Accrued interest on notes payable	189,926	162,724	118,144
Amortization	15,797	18,918	8,626
Foreign exchange	19,358	(39,124)
Forgiveness of debt			(13,858)
Impairment of exploration and evaluation assets		55,885
Share-based compensation for consulting services		2,393	20,241
Share-based compensation			327,070
Changes in operating assets and liabilities
Prepaids and other receivables	50,766	25,221	(134,691)
Accounts payable	63,248	54,868	(13,735)
Accrued liabilities	(24,849)	(23,488)	60,738
Due to related parties	162,095	226,849	144,550
Net cash used in operating activities	(161,468)	(1,285,255)	(1,104,915)
Cash flows used in investing activities
Acquisition of equipment		(55,572)
Net cash used in investing activities		(55,572)
Cash flows provided by financing activities
Issuance of notes payable to related parties	167,583	459,580	39,497
Cash received on subscription to shares, net		426,999	555,211
Cash received on subscription to subscription receipts			929,870
Repayment of former related party loans			(18,981)
Cash received from short sell fees			9,977
Net cash provided by financing activities	167,583	886,579	1,515,574
Effects of foreign currency exchange on cash	(1,192)	707	3,172
Increase/(decrease) in cash	4,923	(453,541)	413,831
Cash, beginning	20,776	474,317	60,486
Cash, ending	$ 25,699	$ 20,776	$ 474,317